Document and Entity Information	Jul. 01, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001255474
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 01, 2022
Entity Registrant Name	WHITING HOLDINGS LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-31899
Entity Tax Identification Number	88-3102137
Entity Address, Address Line One	1001 Fannin Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(281)
Local Phone Number	404-9500
Entity Information, Former Legal or Registered Name	Whiting Petroleum Corporation
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	WLL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false